Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Deductible temporary difference
Deferred tax assets	₨ 1,033,612	₨ 865,382
Taxable temporary difference
Deferred tax liabilities	(167,974)	(179,189)
Mat Credit Entitlement	0	0
Net deferred tax asset (liability) recognized in Balance Sheet	865,638	686,193	$ 10,529
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	714,742	556,604
Lease Obligation On Right Of Use Assets [Member]
Deductible temporary difference
Deferred tax assets	147,614	130,143
Deferred Tax Assets Provision For Employee Benefits [Member]
Deductible temporary difference
Deferred tax assets	45,421	46,204
Deferred Tax Assets Accounts Receivable [Member]
Deductible temporary difference
Deferred tax assets	104,658	111,455
Deferred Tax Assets Provision For Doubtful Advances [Member]
Deductible temporary difference
Deferred tax assets	21,177	20,976
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(133,829)	(143,519)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ (34,145)	₨ (35,670)